EXECUTION VERSION

KAYNE ANDERSON ENERGY INFRASTRUCTURE FUND, INC.

Agreement Regarding Benchmark Replacement

As of May 23, 2023

To the Floating Rate Required Holders (as defined below):

Ladies and Gentlemen:

Kayne Anderson Energy Infrastructure Fund, Inc. (hereinafter, together with its successors and assigns, the “Company”) agrees with you as follows:

1.	PRELIMINARY STATEMENTS.

1.1.            Issuances, etc.

Pursuant to that certain Note Purchase Agreement dated May 11, 2021 (as in effect immediately prior to giving effect to this letter agreement (this “Agreement”) provided for hereby, the “Existing Note Purchase Agreement”, and as amended by this Agreement and as may be further amended, restated or otherwise modified from time to time, the “Note Purchase Agreement”) the Company issued and sold, among other things, Fifty Million Dollars ($50,000,000) in aggregate principal amount of its Floating Rate Series PP Senior Notes due June 19, 2026 (as may be amended, restated, modified or replaced from time to time, together with any such notes issued in substitution therefor pursuant to Section 14 of the Note Purchase Agreement, the “Notes”).

2.	DEFINED TERMS.

Capitalized terms used herein and not otherwise defined herein have the meanings ascribed to them in the Note Purchase Agreement.

3.	BENCHMARK REPLACEMENT.

The Company agrees and, subject to the satisfaction of the conditions set forth in Section 4 of this Agreement, the Floating Rate Required Holders agree as follows:

(a)       Pursuant to clause (2) of the definition of “Early Opt-In Election”, the Company and the Floating Rate Required Holders hereby jointly elect to trigger a fallback from LIBOR and the Company acknowledges receiving notice of such election;

(b)       The Benchmark Replacement Date will be June 30, 2023;

(c)       Pursuant to clause (1) of the definition of “Benchmark Replacement” and the definition of “Benchmark Replacement Adjustment”, the Benchmark Replacement, as adjusted by the Benchmark Replacement Adjustment, shall be Adjusted Term SOFR (as defined below) and, effective as of the Benchmark Replacement Date, the Benchmark under the Note Purchase Agreement and the Notes shall be Adjusted Term SOFR;

       (d) As Benchmark Replacement Conforming Changes, the Company and the Floating Rate Required Holders agree that (i) all references in the Note Purchase Agreement and the Notes to “Adjusted LIBOR Rate” shall replaced with the term “Adjusted Rate” (as defined below) and (ii) all references to the Company agreeing to provide a copy of a relevant screen used for the determination of LIBOR in Section 1.2(b) of the Note Purchase Agreement shall be deemed to mean a copy of a relevant screen used for determining Term SOFR.

(e)       For purposes hereof and the Note Purchase Agreement and the Notes, the following terms shall have the following meanings:

“Adjusted Rate” means, for any Floating Interest Period, the rate per annum equal to Benchmark (which, for the avoidance of doubt, means Adjusted Term SOFR) for such Floating Interest Period plus the Margin (which for the avoidance of doubt, means 1.25 (125 basis points)).

“Adjusted Term SOFR” means, with respect to any Floating Interest Period for the Notes, Term SOFR plus 0.26161% (26.161 basis points).

“SOFR” means a rate equal to the secured overnight financing rate as administered by the SOFR Administrator.

“SOFR Administrator” means the Federal Reserve Bank of New York (or a successor administrator of the secured overnight financing rate).

“Term SOFR” means, with respect to any Floating Interest Period for the Notes, the Term SOFR Reference Rate for three-month tenor on the day (such day, the “Periodic Term SOFR Determination Day”) that is two (2) U.S. Government Securities Business Days prior to the first day of such Floating Interest Period, as such rate is published by the Term SOFR Administrator; provided, however, that if as of 5:00 p.m. (Chicago time) on any Periodic Term SOFR Determination Day the Term SOFR Reference Rate for the applicable tenor has not been published by the Term SOFR Administrator, then Term SOFR will be the Term SOFR Reference Rate for such tenor as published by the Term SOFR Administrator on the first preceding U.S. Government Securities Business Day for which such Term SOFR Reference Rate for such tenor was published by the Term SOFR Administrator so long as such first preceding U.S. Government Securities Business Day is not more than three (3) U.S. Government Securities Business Days prior to such Periodic Term SOFR Determination Day; provided that if Term SOFR shall ever be less than 0.0%, then Term SOFR shall be deemed to be 0.0%.

“Term SOFR Administrator” means CME Group Benchmark Administration Limited (CBA) (or a successor administrator of the Term SOFR Reference Rate selected by the Floating Rate Required Holders and the Company).

“Term SOFR Reference Rate” means the forward-looking term rate based on SOFR.

“U.S. Government Securities Business Day” means any day except for (a) a Saturday, (b) a Sunday or (c) a day on which the Securities Industry and Financial Markets Association recommends that the fixed income departments of its members be closed for the entire day for purposes of trading in United States government securities.

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4.       CONDITIONS.

This Agreement shall become effective only upon the date of the Company and the Floating Rate Required Holders shall have executed and delivered this Agreement.

5.	MISCELLANEOUS.

5.1.       Part of Existing Note Purchase Agreement; Future References, etc.

This Agreement shall be construed in connection with and as a part of the Note Purchase Agreement and the Notes and, except as expressly amended by this Agreement, all terms, conditions and covenants contained in the Existing Note Purchase Agreement and the Notes are hereby ratified and shall be and remain in full force and effect. Any and all notices, requests, certificates and other instruments executed and delivered after the execution and delivery of this Agreement may refer to the Note Purchase Agreement and the Notes without making specific reference to this Agreement, but nevertheless all such references shall include this Agreement unless the context otherwise requires.

5.2.       Counterparts, Facsimiles.

This Agreement may be executed in any number of counterparts, each of which shall be an original but all of which together shall constitute one instrument. Each counterpart may consist of a number of copies hereof, each signed by less than all, but together signed by all, of the parties hereto. Delivery of an executed signature page by facsimile or email (signed .pdf) transmission shall be effective as delivery of a manually signed counterpart of this Agreement.

5.3.       Governing Law.

This Agreement shall be construed and enforced in accordance with, and the rights of the parties shall be governed by, the law of the State of New York excluding choice of law principles of the law of such State that would permit the application of the laws of a jurisdiction other than such State.

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If you are in agreement with the foregoing, please so indicate by signing the acceptance below on the accompanying counterpart of this Agreement and returning it to the Company, whereupon, once it is countersigned by the Floating Rate Required Holders, it will become a binding agreement among you and the Company.

KAYNE ANDERSON ENERGY INFRASTRUCTURE

FUND, INC.

By: ___________________________

Name:

Title: